Summary of Significant Accounting Policies (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and cash equivalents	$ 35,139,109	$ 1,609,694	$ 5,144,211
Short-term investments	50,000	50,000	50,000
Total assets	35,189,109	1,659,694	5,194,211
Level 1 [Member]
Assets:
Cash and cash equivalents	35,139,109	1,609,694	5,144,211
Total assets	35,139,109	1,609,694	5,144,211
Level 2 [Member]
Assets:
Short-term investments	50,000	50,000	50,000
Total assets	$ 50,000	$ 50,000	$ 50,000